Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued Liabilities Table [Abstract]
Schedule of accrued liabilities
	June 30, 2022	December 31, 2021
Accrued compensation expenses	$3,948	$3,802
Accrued interest	277	1,369
Accrued vendor payables	1,471	1,109
Accrued professional services	234	934
Other accrued liabilities	9	84
	$5,939	$7,298

	December 31, 2021	December 31, 2020
Accrued compensation expenses	$3,802	$2,692
Accrued interest	1,369	—
Accrued vendor payables	1,109	509
Accrued professional services	934	149
Other accrued liabilities	84	61
	$7,298	$3,411